Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text block [abstract]
Gain on sale of fixed assets	₺ 23,950	₺ 47,169	₺ 43,727
Gain on modification of lease contract	13,840	1,484
Non-interest income from banks	12,245	2,477	5,996
Rent income	8,839	6,522	4,637
Gains on disposals of investments			110,308
Other	37,711	83,053	76,767
Other income	96,585	140,705	241,435
Litigation expenses	(387,352)	(303,879)	(87,099)
Donation expenses	(60,778)		(176,321)
Supplementary contributions to retailers	(46,804)
Subscriber returns	(22,722)
Restructuring cost	(13,051)	(91,710)	(9,840)
Other	(89,128)	(91,706)	(108,322)
Other expense	₺ (619,835)	₺ (487,295)	₺ (381,582)